Financial Assets and Liabilities - Schedule of Allowance for Expected Credit Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Allowance For Expected Credit Losses Abstract
Opening ECL Allowance	€ 9
ECL allowance- Juve Stabia acquisition	253
Increase in lifetime ECL - charged to profit or loss	1,540	9
Write-offs during the year (against ECL)	(913)
Total ECL Allowance	€ 889	€ 9